Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000030254
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Boyar Value Fund
Average Annual Return, Percent	5.86%		3.58%	5.01%
Without Sales Load [Member] | C000030254
Average Annual Return [Line Items]
Average Annual Return, Percent	11.42%		4.65%	5.55%
S&P Composite 1500 Value Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Value Index TR
Average Annual Return, Percent	12.15%		10.44%	9.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%